UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.3%
	ENERGY – 65.5%
58,160	Enbridge Energy Management LLC	$1,323,719
58,340	EnLink Midstream LLC	971,361
13,185	EQT Corp.	942,728
30,080	Kinder Morgan, Inc.	657,248
18,610	NextEra Energy Partners LP	542,109
20,890	ONEOK, Inc.	979,532
25,235	Pattern Energy Group, Inc. - Class A	600,593
29,465	Spectra Energy Corp.	1,049,543
27,245	Tallgrass Energy GP LP - Class A	633,991
15,260	Targa Resources Corp.	665,031
30,585	Williams Cos., Inc.	854,545
		9,220,400
	INDUSTRIAL – 3.8%
98,330	Teekay Offshore Partners LP1	542,782

	UTILITIES – 4.0%
33,770	NRG Yield, Inc. - Class C	568,687

	TOTAL COMMON STOCKS (Cost $9,027,989)	10,331,869

	MASTER LIMITED PARTNERSHIPS – 24.0%
	ENERGY – 21.1%
6,795	Buckeye Partners LP	477,417
14,690	DCP Midstream Partners LP	481,391
29,580	Enable Midstream Partners LP	417,374
36,625	EnLink Midstream Partners LP	646,431
19,975	MPLX LP	661,772
5,840	Tesoro Logistics LP	280,086
		2,964,471
	UTILITIES – 2.9%
11,145	Western Gas Equity Partners LP	410,916

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,876,259)	3,375,387

	SHORT-TERM INVESTMENTS – 2.4%
342,429	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.17%[2]	342,429

	TOTAL SHORT-TERM INVESTMENTS (Cost $342,429)	342,429

	TOTAL INVESTMENTS – 99.7% (Cost $12,246,677)	14,049,685

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Other Assets in Excess of Liabilities – 0.3%	$37,144

TOTAL NET ASSETS – 100.0%	$14,086,829

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Cost of investments	$12,256,574

Gross unrealized appreciation	$2,344,485
Gross unrealized depreciation	(551,374)

Net unrealized appreciation	$1,793,111

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Advisory Research MLP & Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$10,331,869	$-	$-	$13,707,256
Master Limited Partnerships	3,375,387	-	-	3,375,387
Short-Term Investments	342,429	-	-	342,429
Total Investments	$14,049,685	$-	$-	$14,049,685

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 34.4%
	ENERGY – 32.0%
$2,700,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$2,598,750
7,375,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	7,614,687
	DCP Midstream LLC
200,000	9.750%, 3/15/2019[2]	223,000
2,375,000	8.125%, 8/16/2030	2,529,375
8,950,000	6.750%, 9/15/2037[2]	8,681,500
300,000	Devon Energy Corp. 3.250%, 5/15/2022[1]	297,904
4,100,000	HollyFrontier Corp. 5.875%, 4/1/2026[1]	4,503,096
725,000	Kinder Morgan Energy Partners LP 3.500%, 3/1/2021[1]	749,369
	Kinder Morgan, Inc.
1,950,000	3.050%, 12/1/2019[1]	2,003,255
300,000	8.050%, 10/15/2030	350,827
1,500,000	7.800%, 8/1/2031	1,836,485
2,725,000	7.750%, 1/15/2032	3,289,849
14,225,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	14,829,562
	ONEOK, Inc.
7,200,000	7.500%, 9/1/2023[1]	7,974,000
10,075,000	6.000%, 6/15/2035	9,470,500
	PBF Holding Co. LLC / PBF Finance Corp.
8,175,000	8.250%, 2/15/2020[1]	8,430,469
4,625,000	7.000%, 11/15/2023[1,2]	4,396,062
12,100,000	QEP Resources, Inc. 6.875%, 3/1/2021	12,650,550
1,450,000	Range Resources Corp. 5.750%, 6/1/2021[1]	1,471,750
	Rockies Express Pipeline LLC
2,150,000	6.850%, 7/15/2018[2]	2,276,313
6,150,000	5.625%, 4/15/2020[2]	6,434,437
6,825,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	7,725,675
4,925,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1,2]	5,232,812
5,375,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	6,757,649
1,000,000	Valero Energy Corp. 8.750%, 6/15/2030	1,340,293
11,300,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	10,989,250

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Williams Cos., Inc.
$6,600,000	4.550%, 6/24/2024[1]	$6,748,500
6,775,000	8.750%, 3/15/2032	8,367,125
		149,773,044
	INDUSTRIAL – 1.3%
6,985,000	Teekay Corp. 8.500%, 1/15/2020[3]	5,937,250

	UTILITIES – 1.1%
5,750,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	5,390,625

	TOTAL CORPORATE BONDS (Cost $153,345,856)	161,100,919

Number of Shares

	COMMON STOCKS – 37.7%
	ENERGY – 34.5%
1,217,286	Enbridge Energy Management LLC	27,705,426
1,145,514	EnLink Midstream LLC	19,072,808
656,000	Kinder Morgan, Inc.	14,333,600
117,163	NextEra Energy Partners LP	3,412,958
399,710	ONEOK, Inc.	18,742,402
365,838	Pattern Energy Group, Inc. - Class A	8,706,945
354,460	Spectra Energy Corp.	12,625,865
381,185	Tallgrass Energy GP LP - Class A	8,870,175
569,489	Targa Resources Corp.	24,818,331
815,222	Williams Cos., Inc.	22,777,303
		161,065,813
	INDUSTRIAL – 1.5%
1,264,321	Teekay Offshore Partners LP3	6,979,052

	UTILITIES – 1.7%
478,336	NRG Yield, Inc. - Class C	8,055,178

	TOTAL COMMON STOCKS (Cost $206,544,135)	176,100,043

	MASTER LIMITED PARTNERSHIPS – 21.5%
	ENERGY – 21.0%
159,818	Buckeye Partners LP	11,228,813
737,541	DCP Midstream Partners LP	24,169,219
652,094	Enable Midstream Partners LP	9,201,046
505,655	Energy Transfer Partners LP	20,195,861

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
569,025	MPLX LP	$18,851,798
185,087	Sunoco LP	5,511,891
173,567	TC PipeLines LP	9,114,003
		98,272,631
	INDUSTRIAL – 0.5%
174,275	USD Partners LP	2,159,267

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $95,213,666)	100,431,898

	PREFERRED STOCKS – 4.7%
	ENERGY – 4.7%
469,245	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	18,023,700
82,025	Kinder Morgan, Inc. 9.750%, 10/26/2018[4]	4,097,969
		22,121,669
	TOTAL PREFERRED STOCKS (Cost $18,430,355)	22,121,669

	SHORT-TERM INVESTMENTS – 1.4%
6,629,570	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.17%[5]	6,629,570

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,629,570)	6,629,570

	TOTAL INVESTMENTS – 99.7% (Cost $480,163,582)	466,384,099
	Other Assets in Excess of Liabilities – 0.3%	1,401,789

	TOTAL NET ASSETS – 100.0%	$467,785,888

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
	Kinder Morgan, Inc.
(2,810)	Exercise Price: $23, Expiration Date: January 21, 2017	(376,540)
	Targa Resources Corp.
(4,200)	Exercise Price: $47, Expiration Date: October 22, 2016	(415,800)
	Williams Cos., Inc.
(4,000)	Exercise Price: $28, Expiration Date: October 22, 2016	(504,000)

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Williams Cos., Inc.
(2,000)	Exercise Price: $27, Expiration Date: October 22, 2016	$(386,000)

	TOTAL CALL OPTIONS (Proceeds $1,386,468)	(1,682,340)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $1,386,468)	$(1,682,340)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $44,672,436.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$476,610,423

Gross unrealized appreciation	$46,967,152
Gross unrealized depreciation	(57,193,476)

Net unrealized depreciation	$(10,226,324)

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets Investments
Corporate Bonds
Energy	$-	$149,773,044	$-	$149,773,044
Industrial	-	5,937,250	-	5,937,250
Utilities	-	5,390,625	-	5,390,625
Common Stocks
Energy	161,065,813	-	-	161,065,813
Industrial	6,979,052	-	-	6,979,052
Utilities	8,055,178	-	-	8,055,178
Master Limited Partnerships
Energy	98,272,631	-	-	98,272,631
Industrial	2,159,267	-	-	2,159,267
Preferred Stocks
Energy	22,121,669	-	-	22,121,669
Short-Term Investments	6,629,570	-	-	6,629,570
Total Assets	$305,283,180	$161,100,919	$-	$466,384,099

Liabilities
Written Options Contracts	$1,682,340	$-	$-	$1,682,340

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 34.3%
	ENERGY – 31.9%
$4,175,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$4,018,438
12,975,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	13,396,687
	DCP Midstream LLC
300,000	9.750%, 3/15/2019[2]	334,500
4,125,000	8.125%, 8/16/2030	4,393,125
16,041,000	6.750%, 9/15/2037[2]	15,559,770
550,000	Devon Energy Corp. 3.250%, 5/15/2022[1]	546,158
7,150,000	HollyFrontier Corp. 5.875%, 4/1/2026[1]	7,852,959
1,275,000	Kinder Morgan Energy Partners LP 3.500%, 3/1/2021[1]	1,317,857
	Kinder Morgan, Inc.
3,350,000	3.050%, 12/1/2019[1]	3,441,489
1,200,000	8.050%, 10/15/2030	1,403,306
1,500,000	7.800%, 8/1/2031	1,836,485
5,595,000	7.750%, 1/15/2032	6,754,754
24,012,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	25,032,510
	ONEOK, Inc.
13,650,000	7.500%, 9/1/2023[1]	15,117,375
18,720,000	6.000%, 6/15/2035	17,596,800
	PBF Holding Co. LLC / PBF Finance Corp.
15,750,000	8.250%, 2/15/2020[1]	16,242,187
8,575,000	7.000%, 11/15/2023[1,2]	8,150,538
16,775,000	QEP Resources, Inc. 6.875%, 3/1/2021	17,538,262
2,525,000	Range Resources Corp. 5.750%, 6/1/2021[1]	2,562,875
	Rockies Express Pipeline LLC
1,850,000	6.850%, 7/15/2018[2]	1,958,688
14,850,000	5.625%, 4/15/2020[2]	15,536,812
14,675,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	16,611,616
8,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1,2]	9,376,562
9,525,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	11,975,182
500,000	Valero Energy Corp. 8.750%, 6/15/2030	670,147
21,585,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	20,991,412

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Williams Cos., Inc.
$11,450,000	4.550%, 6/24/2024[1]	$11,707,625
11,550,000	8.750%, 3/15/2032	14,264,250
		266,188,369
	INDUSTRIAL – 1.3%
12,715,000	Teekay Corp. 8.500%, 1/15/2020[3]	10,807,750

	UTILITIES – 1.1%
10,000,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	9,375,000

	TOTAL CORPORATE BONDS (Cost $276,980,849)	286,371,119

Number of Shares

	COMMON STOCKS – 37.3%
	ENERGY – 34.2%
2,151,349	Enbridge Energy Management LLC	48,964,693
2,024,512	EnLink Midstream LLC	33,708,125
1,159,370	Kinder Morgan, Inc.	25,332,234
207,062	NextEra Energy Partners LP	6,031,716
706,425	ONEOK, Inc.	33,124,268
646,557	Pattern Energy Group, Inc. - Class A	15,388,057
626,445	Spectra Energy Corp.	22,313,971
710,475	Tallgrass Energy GP LP - Class A	16,532,753
1,006,483	Targa Resources Corp.	43,862,529
1,440,770	Williams Cos., Inc.	40,255,114
		285,513,460
	INDUSTRIAL – 1.4%
2,094,483	Teekay Offshore Partners LP3	11,561,546

	UTILITIES – 1.7%
845,375	NRG Yield, Inc. - Class C	14,236,115

	TOTAL COMMON STOCKS (Cost $317,536,521)	311,311,121

	MASTER LIMITED PARTNERSHIPS – 21.7%
	ENERGY – 21.3%
282,455	Buckeye Partners LP	19,845,288
1,303,480	DCP Midstream Partners LP	42,715,040
1,152,466	Enable Midstream Partners LP	16,261,295
893,660	Energy Transfer Partners LP	35,692,781
1,005,655	MPLX LP	33,317,350
458,273	Sunoco LP	13,647,370

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
306,755	TC PipeLines LP	$16,107,705
		177,586,829
	INDUSTRIAL – 0.4%
295,000	USD Partners LP	3,655,050

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $177,443,528)	181,241,879

	PREFERRED STOCKS – 4.7%
	ENERGY – 4.7%
828,505	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	31,822,877
141,510	Kinder Morgan, Inc. 9.750%, 10/26/2018[4]	7,069,840
		38,892,717
	TOTAL PREFERRED STOCKS (Cost $33,829,748)	38,892,717

	SHORT-TERM INVESTMENTS – 4.3%
35,495,563	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.17%[5]	35,495,563

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,495,563)	35,495,563

	TOTAL INVESTMENTS – 102.3% (Cost $841,286,209)	853,312,399
	Liabilities in Excess of Other Assets – (2.3)%	(19,283,725)

	TOTAL NET ASSETS – 100.0%	$834,028,674

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.3)%
	CALL OPTIONS – (0.3)%
	Kinder Morgan, Inc.
(4,850)	Exercise Price: $23, Expiration Date: January 20, 2017	(649,900)
	Targa Resources Corp.
(7,400)	Exercise Price: $47, Expiration Date: October 21, 2016	(732,600)
	Williams Cos., Inc.
(7,000)	Exercise Price: $28, Expiration Date: October 21, 2016	(882,000)

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2016 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Williams Cos., Inc.
(3,500)	Exercise Price: $27, Expiration Date: October 21, 2016	$(675,500)

	TOTAL CALL OPTIONS (Proceeds $2,423,268)	(2,940,000)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,423,268)	$(2,940,000)

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $79,967,818.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$832,231,806

Gross unrealized appreciation	$95,672,814
Gross unrealized depreciation	(74,592,221)

Net unrealized appreciation	$21,080,593

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$266,188,369	$-	$266,188,369
Industrial	-	10,807,750	-	10,807,750
Utilities	-	9,375,000	-	9,375,000
Common Stocks
Energy	285,513,460	-	-	285,513,460
Industrial	11,561,546	-	-	11,561,546
Utilities	14,236,115	-	-	14,236,115
Master Limited Partnerships
Energy	177,586,829	-	-	177,586,829
Industrial	3,655,050	-	-	3,655,050
Preferred Stocks Energy	38,892,717	-	-	38,892,717
Short-Term Investments	35,495,563	-	-	35,495,563
Total Assets	$566,941,280	$286,371,119	$-	$853,312,399

Liabilities
Written Options Contracts	$2,940,000	$-	$-	$2,940,000

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/28/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/28/16